Other assets-Other / Other liabilities - Schedule of Other assets-Other and Other liabilities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2017	Mar. 31, 2017
Other assets-Other / Other liabilities
Carrying value of investment contracts underwritten	¥ 205,242	¥ 224,418
Estimated fair value of investment contracts underwritten	¥ 208,515	¥ 225,563